Provisions for expected credit losses - Forecast assumptions (Details)	6 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020
June 2020
Provisions for expected credit losses
Annual GDP, percentage of forecast growth (contraction)			(8.20%)
July 2020 to December 2020
Provisions for expected credit losses
Annual GDP, percentage of forecast growth (contraction)			(5.00%)
Calendar Year 2020 | Minimum
Provisions for expected credit losses
Residential property prices, percentage of forecast growth (contraction)			(10.00%)
Calendar Year 2020 | Maximum
Provisions for expected credit losses
Residential property prices, percentage of forecast growth (contraction)			(15.00%)
Calendar Years 2021 and 2022
Provisions for expected credit losses
Residential property prices, percentage of forecast growth (contraction)	10.00%
Cash rate, percentage forecast	0.10%		0.25%
February 2021
Provisions for expected credit losses
Unemployment rate, percentage forecast		7.90%
December 2021
Provisions for expected credit losses
Unemployment rate, percentage forecast	6.00%	7.50%
Calendar Year 2021
Provisions for expected credit losses
Annual GDP, percentage of forecast growth (contraction)	4.00%	(2.50%)	4.00%
Commercial property index, percentage of forecast growth (contraction)	(15.00%)	(19.30%)
Residential property prices, percentage of forecast growth (contraction)		(0.40%)	5.00%
Cash rate, percentage forecast		0.10%
Calendar Year 2022
Provisions for expected credit losses
Annual GDP, percentage of forecast growth (contraction)	3.00%		2.70%
Australia | Short term forecast
Provisions for expected credit losses
Unemployment rate, percentage forecast			11.00%
Australia | Calendar Year 2020
Provisions for expected credit losses
Unemployment rate, percentage forecast			8.80%
New Zealand | Short term forecast
Provisions for expected credit losses
Unemployment rate, percentage forecast			9.00%
New Zealand | December 2020
Provisions for expected credit losses
Unemployment rate, percentage forecast		7.00%
New Zealand | Calendar Year 2020
Provisions for expected credit losses
Unemployment rate, percentage forecast			7.00%
New Zealand | December 2021
Provisions for expected credit losses
Unemployment rate, percentage forecast	4.90%	6.40%